SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 98.83%
Belgium — 5.77%
4,142	Anheuser-Busch InBev NV	$223,055

Denmark — 1.38%
508	Orsted A/S(a)	53,505

Germany — 2.80%
2,866	Deutsche Post AG	108,209

Hong Kong — 5.63%
19,931	AIA Group Ltd.	217,777

Japan — 1.71%
1,070	Nidec Corp.	66,305

Netherlands — 1.01%
27	Adyen NV*,(a)	38,965

Norway — 4.67%
5,187	Equinor ASA	180,743

Singapore — 2.65%
4,782	DBS Group Holdings Ltd.	102,322

Taiwan — 4.52%
2,141	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	175,027

United States — 68.69%
95	Alphabet, Inc., Class A*	207,030
1,275	Amazon.com, Inc.*	135,418
1,410	Blackstone, Inc.	128,634
2,172	Charles Schwab Corp. (The)	137,227
4,992	CSX Corp.	145,067
609	Danaher Corp.	154,394
740	Estee Lauder Cos, Inc. (The), Class A	188,456
1,383	JPMorgan Chase & Co.	155,740
914	Microsoft Corp.	234,743
506	NVIDIA Corp.	76,704
1,023	PepsiCo, Inc.	170,493
422	Prologis, Inc., REIT	49,648
596	Roche Holding AG	199,243
2,670	TJX Cos, Inc. (The)	149,119

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
1,734	T-Mobile US, Inc.*	$233,292
568	UnitedHealth Group, Inc.	291,742
		2,656,950
Total Common Stocks		3,822,858
(Cost $4,711,055)
Investment Company — 0.59%
22,675	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	22,675
Total Investment Company		22,675
(Cost $22,675)
Total Investments		$3,845,533
(Cost $4,733,730) — 99.42%
Other assets in excess of liabilities — 0.58%		22,525
NET ASSETS — 100.00%		$3,868,058

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	19.18%
Health Care	16.69%
Consumer Staples	15.05%
Information Technology	13.58%
Communication Services	11.38%
Industrials	8.26%
Consumer Discretionary	7.36%
Energy	4.67%
Utilities	1.38%
Real Estate	1.28%
Other*	1.17%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.